Segments - Summary of Results by Segment (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Employee	Dec. 31, 2019 GBP (£) Employee	Dec. 31, 2018 GBP (£) Employee
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 3,443	£ 3,292	£ 3,603
Non-interest income	532	881	931
Total operating income/(expense)	3,975	4,173	4,534
Operating expenses before credit impairment losses, provisions and charges	(2,452)	(2,499)	(2,579)
Credit impairment losses	(645)	(221)	(153)
Provisions for other liabilities and charges	(273)	(441)	(257)
Total operating credit impairment losses, provisions and charges	(918)	(662)	(410)
Profit before tax	605	1,012	1,545
Revenue from external customers	3,975	4,173	4,534
Inter-segment revenue	3,975	4,173	4,534
Total operating income/(expense)	3,975	4,173	4,534
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	492	758	753
Insurance, protection and investments	65	77	105
Credit cards	67	86	85
Non-banking and other fees	132	191	227
Total fee and commission income	756	1,112	1,170
Fee and commission expense	(371)	(426)	(421)
Net fee and commission income	385	686	749
Customer loans	207,010	205,008	199,586
Total assets	292,332	281,702	283,372
Customer deposits	185,707	171,715	167,315
Total liabilities	£ 276,396	£ 265,685	£ 267,463
Average number of full-time equivalent staff | Employee	21,998	23,570	24,205
Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	£ 0	£ 0
Retail banking
Disclosure of operating segments [line items]
Net interest income/(expense)	3,100	2,827	3,076
Non-interest income	375	691	632
Total operating income/(expense)	3,475	3,518	3,708
Operating expenses before credit impairment losses, provisions and charges	(1,913)	(1,980)	(1,914)
Credit impairment losses	(308)	(156)	(135)
Provisions for other liabilities and charges	(173)	(290)	(228)
Total operating credit impairment losses, provisions and charges	(481)	(446)	(363)
Profit before tax	1,081	1,092	1,431
Revenue from external customers	4,160	4,255	4,361
Total operating income/(expense)	3,475	3,518	3,708
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	441	696	690
Insurance, protection and investments	65	76	105
Credit cards	67	86	85
Non-banking and other fees	15	61	76
Total fee and commission income	588	919	956
Fee and commission expense	(335)	(373)	(382)
Net fee and commission income	253	546	574
Customer loans	183,404	178,762	171,134
Total assets	192,070	185,920	177,959
Customer deposits	152,167	142,735	139,976
Total liabilities	£ 152,715	£ 143,602	£ 140,750
Average number of full-time equivalent staff | Employee	19,151	20,594	20,964
Retail banking | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ (685)	£ (737)	£ (653)
Corporate and commercial banking
Disclosure of operating segments [line items]
Net interest income/(expense)	364	422	470
Non-interest income	93	109	115
Total operating income/(expense)	457	531	585
Operating expenses before credit impairment losses, provisions and charges	(316)	(324)	(318)
Credit impairment losses	(294)	(45)	(8)
Provisions for other liabilities and charges	(12)	(22)	(16)
Total operating credit impairment losses, provisions and charges	(306)	(67)	(24)
Profit before tax	(165)	140	243
Revenue from external customers	549	633	750
Total operating income/(expense)	457	531	585
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	41	49	49
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	47	58	65
Total fee and commission income	88	107	114
Fee and commission expense	(19)	(23)	(25)
Net fee and commission income	69	84	89
Customer loans	17,626	18,391	19,858
Total assets	17,626	18,391	19,858
Customer deposits	24,985	20,546	19,695
Total liabilities	£ 25,011	£ 20,572	£ 19,723
Average number of full-time equivalent staff | Employee	2,092	2,151	2,102
Corporate and commercial banking | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ (92)	£ (102)	£ (165)
Corporate and investment banking
Disclosure of operating segments [line items]
Net interest income/(expense)	55	62	69
Non-interest income	68	70	132
Total operating income/(expense)	123	132	201
Operating expenses before credit impairment losses, provisions and charges	(114)	(130)	(203)
Credit impairment losses	(7)	(22)	(14)
Provisions for other liabilities and charges	(10)	(16)	(8)
Total operating credit impairment losses, provisions and charges	(17)	(38)	(22)
Profit before tax	(8)	(36)	(24)
Revenue from external customers	123	138	245
Total operating income/(expense)	123	132	201
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	10	13	14
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	66	67	81
Total fee and commission income	76	80	95
Fee and commission expense	(10)	(17)	(14)
Net fee and commission income	66	63	81
Customer loans	2,784	4,041	4,543
Total assets	2,784	4,046	3,244
Customer deposits	6,506	6,102	4,853
Total liabilities	£ 6,517	£ 6,233	£ 4,400
Average number of full-time equivalent staff | Employee	716	804	985
Corporate and investment banking | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	£ (6)	£ (44)
Corporate centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(76)	(19)	(12)
Non-interest income	(4)	11	52
Total operating income/(expense)	(80)	(8)	40
Operating expenses before credit impairment losses, provisions and charges	(109)	(65)	(144)
Credit impairment losses	(36)	2	4
Provisions for other liabilities and charges	(78)	(113)	(5)
Total operating credit impairment losses, provisions and charges	(114)	(111)	(1)
Profit before tax	(303)	(184)	(105)
Revenue from external customers	(857)	(853)	(822)
Total operating income/(expense)	(80)	(8)	40
Revenue from external customers includes the following fee and commission income disaggregated by income type:
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	1	0
Credit cards	0	0	0
Non-banking and other fees	4	5	5
Total fee and commission income	4	6	5
Fee and commission expense	(7)	(13)	0
Net fee and commission income	(3)	(7)	5
Customer loans	3,196	3,814	4,051
Total assets	79,852	73,345	82,311
Customer deposits	2,049	2,332	2,791
Total liabilities	£ 92,153	£ 95,278	£ 102,590
Average number of full-time equivalent staff | Employee	39	21	154
Corporate centre | Elimination of Intersegment Amounts
Disclosure of operating segments [line items]
Inter-segment revenue	£ 777	£ 845	£ 862